Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of movements in property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2021 and 2020 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total

Cost	37,580	1,780	2,278	41,638
Accumulated depreciation and impairment	(8,170)	(943)	—	(9,113)
Carrying amount at January 1, 2020	29,410	837	2,278	32,525

Movements in 2020
Additions	—	62	14,004	14,066
Disposals	(1,773)	—	—	(1,773)
Depreciation	(4,024)	(285)	—	(4,309)
Depreciation of disposals	421	—	—	421
Impairments	(466)	—	—	(466)
Reclassifications	7,159	—	(7,159)	—
Carrying amount at December 31, 2020	30,727	614	9,123	40,464

Cost	42,966	1,842	9,123	53,931
Accumulated amortization and impairment	(12,239)	(1,228)	—	(13,467)
Carrying amount at December 31, 2020	30,727	614	9,123	40,464

Movements in 2021
Additions	—	3	8,107	8,110
Disposals	(2,317)	—	—	(2,317)
Depreciation	(5,417)	(206)	—	(5,623)
Depreciation of disposals	813	—	—	813
Impairments	(354)	—	—	(354)
Reversal of impairments	381	—	—	381
Reclassifications	6,764	70	(6,764)	70
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Cost	47,413	1,915	10,466	59,794
Accumulated depreciation and impairment	(16,816)	(1,434)	—	(18,250)
Carrying amount at December 31, 2021	30,597	481	10,466	41,544

Summary of movements in government grants related to chargers and charging infrastructure	The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2021 and 2020 have been as follows:

(in €‘000)	2021	2020

Opening balance at the beginning of the year	10,471	10,174
Received during the year	1,702	3,181
Released to the consolidated statement of profit or loss	(2,545)	(2,884)
Closing balance at the end of the year	9,628	10,471